Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) - Acquisition of Star Twenty Six [Member] $ in Thousands	Jan. 12, 2026 USD ($)
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Net tangible assets acquired	$ (3,702)
Total	333
Intangible assets available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities available for sale	(208)
Goodwill	72,255
Allocation of the purchase price	69,433
Customer Relationships [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	31
Distributor relations [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	16
Order backlog [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	$ 190